Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Materials Portfolio

May 31, 2020

IND-QTLY-0720
1.802177.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Chemicals - 58.9%
Commodity Chemicals - 2.1%
Tronox Holdings PLC	2,040,703	$13,550,268
Fertilizers & Agricultural Chemicals - 5.6%
CF Industries Holdings, Inc.	224,800	6,602,376
Corteva, Inc.	333,611	9,110,916
FMC Corp.	127,517	12,548,948
Nutrien Ltd.	179,200	6,092,800
The Mosaic Co.	193,800	2,343,042
		36,698,082
Industrial Gases - 23.5%
Air Products & Chemicals, Inc.	182,800	44,173,620
Linde PLC	541,986	109,665,448
		153,839,068
Specialty Chemicals - 27.7%
Albemarle Corp. U.S. (a)	80,000	6,121,600
Ashland Global Holdings, Inc.	60,800	4,083,328
Balchem Corp.	30,600	3,079,890
DuPont de Nemours, Inc.	622,311	31,569,837
Ecolab, Inc. (a)	222,900	47,384,082
Ingevity Corp. (a)(b)	32,900	1,732,843
Innospec, Inc.	76,300	5,881,967
International Flavors & Fragrances, Inc. (a)	53,431	7,116,475
Livent Corp. (a)(b)	347,997	2,345,500
PPG Industries, Inc.	172,300	17,517,741
RPM International, Inc.	111,200	8,315,536
Sherwin-Williams Co.	69,800	41,450,730
Stepan Co.	19,600	1,904,336
Wacker Chemie AG	50,800	3,168,021
		181,671,886

TOTAL CHEMICALS		385,759,304

Construction Materials - 8.6%
Construction Materials - 8.6%
Martin Marietta Materials, Inc.	157,700	30,292,593
Summit Materials, Inc. (b)	228,800	3,475,472
Vulcan Materials Co.	211,700	22,931,344
		56,699,409
Containers & Packaging - 11.6%
Metal & Glass Containers - 9.1%
Aptargroup, Inc.	137,800	15,349,542
Ball Corp.	273,700	19,503,862
Crown Holdings, Inc. (b)	376,859	24,657,884
		59,511,288
Paper Packaging - 2.5%
Avery Dennison Corp.	93,600	10,358,712
Packaging Corp. of America	58,400	5,922,344
		16,281,056

TOTAL CONTAINERS & PACKAGING		75,792,344

Metals & Mining - 20.5%
Aluminum - 0.1%
Kaiser Aluminum Corp.	6,800	487,900
Copper - 4.4%
First Quantum Minerals Ltd.	2,271,400	13,313,141
Freeport-McMoRan, Inc.	332,400	3,014,868
Lundin Mining Corp.	2,689,700	12,385,298
		28,713,307
Diversified Metals & Mining - 1.5%
MMC Norilsk Nickel PJSC sponsored ADR	321,700	10,078,861
Gold - 11.9%
Agnico Eagle Mines Ltd. (Canada)	162,100	10,371,056
Newmont Corp.	792,200	46,319,934
Royal Gold, Inc.	63,400	8,444,880
Wheaton Precious Metals Corp.	305,500	13,162,116
		78,297,986
Steel - 2.6%
Allegheny Technologies, Inc. (a)(b)	54,800	475,664
Commercial Metals Co.	227,700	3,907,332
Reliance Steel & Aluminum Co.	78,300	7,595,100
Steel Dynamics, Inc.	178,800	4,748,928
		16,727,024

TOTAL METALS & MINING		134,305,078

TOTAL COMMON STOCKS
(Cost $589,731,341)		652,556,135

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.11% (c)	2,763,818	2,764,371
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	10,348,445	10,349,480
TOTAL MONEY MARKET FUNDS
(Cost $13,113,851)		13,113,851
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $602,845,192)		665,669,986
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(10,455,959)
NET ASSETS - 100%		$655,214,027

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,989
Fidelity Securities Lending Cash Central Fund	11,400
Total	$15,389

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events.The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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